Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)	Common Shares	Additional Paid-in Capital	Stock Subscription Receivable	Statutory Reserves	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance, at Dec. 31, 2017	$ 9,424	$ 9,947,084	$ (100,000)	$ 160,014	$ 869,993	$ 308,286		$ 11,194,801
Balance, (in Shares) at Dec. 31, 2017	9,423,750
Net loss					(14,219,225)		$ (40)	(14,219,265)
Issuance of common shares for business acquisition	$ 1,093	1,051,927						1,053,020
Issuance of common shares for business acquisition (in Shares)	1,092,912
Collection of stock subscription receivable			$ 100,000					100,000
Foreign currency translation adjustment						(64,816)	(307)	(65,123)
Balance, at Dec. 31, 2018	$ 10,517	10,999,011		160,014	(13,349,232)	243,470	(347)	(1,936,567)
Balance, (in Shares) at Dec. 31, 2018	10,516,662
Net loss					(8,625,419)		(8)	(8,625,427)
Disposal of noncontrolling interest							347	347
Issuance of common shares for business acquisition	$ 35,333	10,964,667						11,000,000
Issuance of common shares for business acquisition (in Shares)	35,333,333
Foreign currency translation adjustment						(100,954)		(100,954)
Balance, at Dec. 31, 2019	$ 45,850	21,963,678		160,014	(21,974,651)	142,516	(8)	337,399
Balance, (in Shares) at Dec. 31, 2019	45,849,995
Net loss					(874,668)			(874,668)
Purchase of noncontrolling interest		(108)					$ 8	(100)
Foreign currency translation adjustment						(355,411)		(355,411)
Balance, at Dec. 31, 2020	$ 45,850	$ 21,963,570		$ 160,014	$ (22,849,319)	$ (212,895)		$ (892,780)
Balance, (in Shares) at Dec. 31, 2020	45,849,995